Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 61,519	$ 52,452	$ 57,840
Net unrealized holding (loss) gain on securities available for sale	(9,715)	10,475	14,459
Reclassification adjustments for net gain recognized in income	0	(1,155)	0
Tax effect	2,503	(2,420)	(3,757)
Net unrealized (loss) gain on securities available for sale, net of tax	(7,212)	6,900	10,702
Change in overfunded position in pension and postretirement plans arising during the year	10,297	1,681	5,967
Tax effect	(2,675)	(437)	(1,550)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	7,622	1,244	4,417
Amortization of net actuarial gain	(674)	(708)	(274)
Amortization of prior service cost (credit)	405	(196)	(197)
Tax effect	70	235	122
Amortization of net actuarial gain and prior service cost (credit) on pension and postretirement plans, net of tax	(199)	(669)	(349)
Other comprehensive income, net of tax	211	7,475	14,770
Comprehensive income	$ 61,730	$ 59,927	$ 72,610